FINANCIAL ASSETS AND LIABILITIES	3 Months Ended
Mar. 31, 2023
Financial Instruments [Abstract]
FINANCIAL ASSETS AND LIABILITIES	FINANCIAL ASSETS AND LIABILITIES
5.1 Categories of financial assets and financial liabilities
The classification of financial instruments is summarized as follows:

	Classifications	March 31, 2023	December 31, 2022
		$	$
FINANCIAL ASSETS
Cash	Amortized cost	35,972,482	88,266,985
Trade receivables	Amortized cost	38,525,447	25,684,870
Incentives and other government assistance receivable	Amortized cost	38,003,558	25,312,738
FINANCIAL LIABILITIES
Trade and other payables	Amortized cost	62,568,439	62,383,813
Long-term debt and other debts	Amortized cost	114,893,459	110,673,348
Share warrant obligations	FVTPL	20,383,842	23,243,563
5.2 Fair value of financial instruments
Current financial instruments that are not measured at fair value on the consolidated statement of financial position are represented by cash, trade receivables, incentives and other government assistance receivable, and trade and other payables (financial liabilities). Their carrying values are considered to be a reasonable approximation of their fair value because of their short-term maturity and / or contractual terms of these instruments. As of March 31, 2023 and December 31, 2022, the fair value of long-term debt and other debts based on discounted cash flows was not materially different from its carrying value because there was no material change in the assumptions used for fair value determination at inception, with the exception of the loan from Strategic Innovation Fund of the Government of Canada (Note 6.3) and from Investissement Quebec (Note 6.2). The combined carrying value of Strategic Innovation Fund of the Government of Canada and Investissement Quebec loans amounted to $22,918,010 (December 31, 2022: $16,571,800) while their combined fair value amounted to $19,896,411 (December 31, 2022: $15,026,548).
As of March 31, 2023 and December 31, 2022, the fair value of the warrants issued to a customer and the private Business Combination warrants was determined using the Black-Scholes option pricing model and the fair value of the public Business Combination warrants and December 2022 warrants (see Note 7) was determined using their market value. As at March 31, 2023, the impact of a 5.0% increase in the value of the Company's share price would have an impact of increasing the fair value of the private share warrants and the warrant issued to a customer with a corresponding increase in consolidated loss of $290,084 (March 31, 2022: decrease in consolidated earnings of $4,690,765) and a 5.0% decrease in the value would have an impact of decreasing the loss by $272,203 (March 31, 2022: increase in consolidated earnings of $4,570,889). As at March 31, 2023, the impact of a 5.0% increase or decrease in the value of the Company's share price would have an impact of $863,576 on the fair value of the public warrants, with a corresponding impact on the consolidated loss (March 31, 2022: $1,749,025).
5 - FINANCIAL ASSETS AND LIABILITIES (CONTINUED)
5.3 Fair Value Hierarchy
Fair value measurements are categorized in accordance with the following levels:
Level 1: Unadjusted quoted prices in active markets for identical assets or liabilities;
Level 2: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability; and
Level 3: Inputs are unobservable inputs for the asset or liability.
The Group's financial instruments are categorized as follows on the fair value hierarchy:

Fair Value Hierarchy
FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE
Share warrant obligations- public	Level 1
Share warrant obligations- private	Level 2
Share warrant obligations- warrant issued to a customer	Level 3
FINANCIAL INSTRUMENTS MEASURED AT AMORTIZED COST
Long-term debt and other debts	Level 2